COMMON STOCK	12 Months Ended
Dec. 31, 2012
COMMON STOCK [Abstract]
Disclosure of Share-based Compensation Arrangements by Share-based Payment Award [Text Block]
COMMON STOCK

Sale of Equity Securities

In May 2012, we completed a public offering of 6,500,000 shares of our common stock, par value $0.01 per share, at an offering price of $26.50 per share. Net proceeds of the offering were approximately $164.5 million, after deducting underwriting discounts and commissions and offering expenses, of which $65,000 is included in common shares-par value and $164.4 million is included in APIC on the balance sheet as of December 31, 2012. We used the net proceeds from the offering to finance a portion of the Merit Acquisition and for general corporate purposes. The offering was made pursuant to an effective shelf registration statement on Form S-3 filed with the SEC on January 23, 2012.

In November 2010, we sold 4,140,000 shares of our common stock in an underwritten public offering at a price of $32.00 per share. The net proceeds of $125.5 million were used, together with other proceeds, to fund an acquisition of additional assets in the Wolfberry Trend in the Permian Basin of West Texas, which closed in November 2010, our acquisition of the 2004 and 2005 partnerships and other acquisitions and for general corporate purposes. Pending such uses, we applied the net proceeds from this offering and other proceeds to temporarily repay the entire outstanding amount under our revolving credit facility, with the remaining balance being deposited in an interest bearing account and held as cash and cash equivalents until utilized as contemplated above. The offering was made pursuant to an effective shelf registration statement on Form S-3 filed with the SEC on November 26, 2008.

Stock-Based Compensation Plans

2010 Long-Term Equity Compensation Plan. In June 2010, our shareholders approved a long-term equity compensation plan for our employees and non-employee directors (the "2010 Plan"). In accordance with the 2010 Plan, up to 1,400,000 new shares of our common stock are authorized for issuance. Shares issued may be either authorized but unissued shares, treasury shares or any combination of these shares. Additionally, the 2010 Plan permits the reuse or reissuance of shares of common stock which were canceled, expired, forfeited or, in the case of stock appreciation rights ("SARs"), paid out in the form of cash. Awards may be issued to our employees in the form of incentive or non-qualified stock options, SARs, restricted stock, restricted stock units ("RSUs"), performance shares and performance units, and to our non-employee directors in the form of non-qualified stock options, SARs, restricted stock and RSUs. Awards may vest over periods set at the discretion of the Compensation Committee of our Board of Directors (the "Compensation Committee") with certain minimum vesting periods. With regard to incentive or non-qualified stock options and SARs, awards have a maximum exercisable period of ten years. In no event, may an award be granted under the 2010 Plan on or after April 1, 2020. As of December 31, 2012, 490,412 shares remain available for issuance pursuant to the 2010 Plan.

2004 Long-Term Equity Compensation Plan. As approved by the shareholders in June 2004, we maintain a long-term equity compensation plan for our officers and certain key employees (the "2004 Plan"). Awards pursuant to the plan vest over periods set at the discretion of the Compensation Committee and, with regard to options, have a maximum exercisable period of ten years. We no longer issue awards pursuant to the 2004 Plan. All outstanding and non-vested awards pursuant to the 2004 Plan will continue to be outstanding and vest pursuant to their original terms on or before April 19, 2020.

The following table provides a summary of the impact of our outstanding stock-based compensation plans on the results of operations for the periods presented:

	Year Ended December 31,
	2012	2011 (1)	2010
	(in thousands)

Stock-based compensation expense	$8,495	$8,781	$5,314
Income tax benefit	(3,245)	(3,344)	(2,019)
Net expense	$5,250	$5,437	$3,295

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(1) Includes a $2.5 million pre-tax charge related to a separation agreement with our former chief executive officer. See Note 17, Transactions with Affiliates, for additional information regarding the related separation agreement.

Stock Option Awards

We have granted stock options pursuant to various stock compensation plans. Outstanding options expire ten years from the date of grant and become exercisable ratably over a four year period. We have not issued any new stock options awards since 2006. As of December 31, 2012, all compensation cost related to stock options has been fully recognized in our statements of operations.

The following table presents the changes in our stock option awards. The aggregate intrinsic value of options outstanding for each period presented was immaterial:

	Year Ended December 31,
	2012			2011		2010
	Number of Shares Underlying Options	Weighted-Average Exercise Price Per Share	Weighted- Average Remaining Contractual Term (in years)	Number of Shares Underlying Options	Weighted-Average Exercise Price Per Share	Number of Shares Underlying Options	Weighted-Average Exercise Price Per Share
Outstanding beginning of year, January 1,	6,973	$41.09	—	10,306	$41.90	10,306	$41.90
Forfeited	—	—	—	(3,333)	43.60	—	—
Outstanding end of year, December 31,	6,973	41.09	2.6	6,973	41.09	10,306	41.90
Exercisable at December 31,	6,973	41.09	2.6	6,973	41.09	10,306	41.60

SARs

The SARs vest ratably over a three-year period and may be exercised at any point after vesting through 10 years from the date of issuance. Pursuant to the terms of the awards, upon exercise, the executive officers will receive, in shares of common stock, the excess of the market price of the award on the date of exercise over the market price of the award on the date of issuance.

In January 2012, the Compensation Committee awarded 68,361 SARs to our executive officers. The fair value of each SAR award was estimated on the date of grant using a Black-Scholes pricing model using the following assumptions:

	Year Ended December 31,
	2012	2011	2010

Expected term of award	6 years	6 years	5 years
Risk-free interest rate	1.1%	2.5%	2.5%
Expected volatility	64.3%	60.2%	62.0%
Weighted-average grant date fair value per share	$17.61	$25.22	$13.26

The expected life of the award was estimated using historical stock option exercise behavior data. The risk-free interest rate was based on the U.S. Treasury yields approximating the expected life of the award in effect at the time of grant. Expected volatilities were based on our historical volatility. We do not expect to pay or declare dividends in the foreseeable future.

The following table presents the changes in our SARs:

	Year Ended December 31,
	2012				2011			2010
	Number of SARs	Weighted-Average Exercise Price	Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in thousands)	Number of SARs	Weighted-Average Exercise Price	Aggregate Intrinsic Value (in thousands)	Number of SARs	Weighted-Average Exercise Price	Aggregate Intrinsic Value (in thousands)
Outstanding beginning of year, January 1,	50,471	$31.61	8.6	$341	57,282	$24.44	$1,020	—	$—	$—
Awarded	68,361	30.19	—	—	31,552	43.95	—	57,282	24.44	—
Exercised	—	—	—	—	(25,371)	24.44	77	—	—	—
Forfeited	—	—	—	—	(12,992)	43.95	—	—	—	—
Outstanding end of year, December 31,	118,832	30.80	8.4	486	50,471	31.61	341	57,282	24.44	1,020
Exercisable at December 31,	27,458	28.84	7.5	187	10,636	24.44	114	—	—	—

Total compensation cost related to SARs granted and not yet recognized in our statement of operations as of December 31, 2012, was $1.0 million. The cost is expected to be recognized over a weighted-average period of 1.8 years.

Restricted Stock Awards

Time-Based Awards. The fair value of the time-based restricted shares is amortized ratably over the requisite service period, primarily three or four years. The time-based shares vest ratably on each annual anniversary following the grant date that a participant is continuously employed.

In January 2012, the Compensation Committee awarded a total of 79,889 time-based restricted shares to our executive officers that vest ratably over three year period ending on January 16, 2015.

The following table presents the changes in non-vested time-based awards during 2012:

	Shares	Weighted-Average Grant-Date Fair Value

Non-vested at December 31, 2011	527,801	$29.29
Granted	341,338	26.59
Vested	(186,205)	29.42
Forfeited	(36,444)	28.20
Non-vested at December 31, 2012	646,490	27.93

	As of/Year Ended December 31,
	2012	2011	2010
	(in thousands, except per share data)

Total intrinsic value of time-based awards vested	$5,950	$9,030	$3,219
Total intrinsic value of time-based awards non-vested	21,470	18,531	22,211
Market price per common share as of December 31,	33.21	35.11	42.25
Weighted-average grant date fair value per share	26.59	33.71	25.04

Total compensation cost related to non-vested time-based awards expected to vest and not yet recognized in our statements of operations as of December 31, 2012 was $11.5 million. This cost is expected to be recognized over a weighted-average period of 2.2 years.

Market-Based Awards. The fair value of the market-based restricted shares is amortized ratably over the requisite service period, primarily three years. Generally, the market-based shares vest if the participant is continuously employed throughout the performance period and the market-based performance measure is achieved, with a maximum vesting period of five years. All compensation cost related to the market-based awards will be recognized if the requisite service period is fulfilled, even if the market condition is not achieved.
In January 2012, the Compensation Committee awarded a total of 30,541 market-based restricted shares to our executive officers. In addition to continuous employment, the vesting of these shares is contingent on the Company's total shareholder return ("TSR"), which is essentially the Company’s stock price change including any dividends, as compared to the TSR of a set group of 14 peer companies. The shares are measured over a three-year period ending on December 31, 2014 and can result in a payout between 0% and 200% of the total shares awarded. The weighted-average grant date fair value per market-based share for these awards granted was computed using the Monte Carlo pricing model using the following assumptions:

	Year Ended December 31,
	2012	2011

Expected term of award	3 years	3 years
Risk-free interest rate	0.3%	1.1%
Expected volatility	65.3%	74.2%
Weighted-average grant date fair value per share	$36.54	$58.53

The expected term of the awards was based on the requisite service period. The risk-free interest rate was based on the U.S. Treasury yields in effect at the time of grant and extrapolated to approximate the life of the award. The expected volatility was based on our historical volatility. We do not expect to pay or declare dividends in the foreseeable future

The following table presents the change in non-vested market-based awards during 2012:

	Shares	Weighted-Average Grant-Date Fair Value per Share

Non-vested at December 31, 2011	43,081	$42.05
Granted	30,541	36.54
Forfeited	(32,926)	45.15
Non-vested at December 31, 2012	40,696	39.22

	As of/Year Ended December 31,
	2012	2011	2010
	(in thousands, except per share data)

Total intrinsic value of market-based awards vested	$—	$366	$—
Total intrinsic value of market-based awards non-vested	1,352	1,513	3,361
Market price per common share as of December 31,	33.21	35.11	42.25
Weighted-average grant date fair value per share	36.54	58.53	—

Total compensation cost related to non-vested market-based awards expected to vest and not yet recognized in our statement of operations as of December 31, 2012 was $0.9 million. This cost is expected to be recognized over a weighted-average period of 1.8 years.

Treasury Share Purchases

In accordance with our stock-based compensation plans, employees and directors may surrender shares of the Company's common stock to pay tax withholding obligations upon the vesting and exercise of share-based awards. Shares acquired that had been issued pursuant to the 2004 Plan are retired, while those issued pursuant to the 2010 Plan are reissued to service awards. For shares that are retired, we first charge any excess of cost over the par value to additional paid-in-capital ("APIC") to the extent we have amounts in APIC, with any remaining excess cost charged to retained earnings. For shares reissued to service awards under the 2010 Plan, shares are recorded at cost and upon reissuance we reduce the carrying value of shares acquired and held pursuant to the 2010 Plan by the weighted-average cost per share with an offsetting charge to APIC. During the year ended December 31, 2012, we acquired 44,576 shares pursuant to our stock-based compensation plans for payment of tax liabilities, of which 14,471 shares were retired, 28,587 and 1,518 shares were reissued and are available for reissuance, respectively, pursuant to our 2010 Plan.

Shareholders’ Rights Agreement

In 2007, we entered into a rights agreement. The rights agreement is designed to improve the ability of our Board to protect the interest of our shareholders in the event of an unsolicited takeover attempt. Our Board declared a dividend of one right for each outstanding share of our common stock. The right dividend was paid to shareholders of record on September 14, 2007. A "distribution date," as defined in the rights agreement, can occur after any individual shareholder exceeds 15% ownership of our outstanding common stock. In certain circumstances, the right entitles each holder, other than an "acquiring person" (as defined in the agreement), to purchase shares of our common stock (or, in certain circumstances, cash, property or other securities) having a then-current value equal to two times the exercise price of the right (i.e., for the $240 exercise price, the rights holder receives $480 worth of common stock). The exercise price is subject to adjustment for various corporate actions which affect all shareholders, such as a stock split. The rights agreement and all rights will expire on September 11, 2017.

Preferred stock

We are authorized, pursuant to shareholder approval in 2008, to issue 50,000,000 shares of Company preferred stock, par value $0.01, which may be issued in one or more series, with such rights, preferences, privileges and restrictions as shall be fixed by our Board from time to time. As of December 31, 2012, no preferred shares had been issued.